Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories other than work in progress
Inventories stated at net realizable value	$ 323	$ 395
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	120	87
Raw materials and consumables	3,207	3,851
Work in progress	588	529
Finished goods	1,434	1,837
Goods purchased for resale	234	308
Inventories	$ 5,583	$ 6,612